Business and Basis of Presentation Revised Condensed Consolidated Statement of Cash Flows (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net Income	$ 164	$ 38
Provision for finance receivable losses	91	79
Depreciation and amortization	19	20
Deferred income tax charge (benefit)	8	(13)
Share-based compensation expense, net of forfeitures	1	0
Net gain on sale of SpringCastle interests	(167)	0
Other	6	(8)
Other assets and other liabilities	36	72
Insurance claims and policyholder liabilities	(7)	(2)
Taxes receivable and payable	47	18
Accrued interest and finance charges	20	7
Restricted cash and cash equivalents not reinvested	1	0
Other, net	1	0
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	220	211
Net principal collections (originations) of finance receivables held for investment and held for sale	(30)	0
Proceeds on sales of finance receivables held for sale originated as held for investment	0	52
Proceeds from sale of SpringCastle interests	101	0
Cash advances on intercompany notes receivables	(112)	(28)
Principal collections on intercompany notes receivables	127	16
Available-for-sale securities purchased	(92)	(95)
Payments to Acquire Trading Securities Held-for-investment	(1)	(945)
Available-for-sale securities called, sold, and matured	78	56
Trading and other securities called, sold, and matured	10	1,193
Change in restricted cash and cash equivalents	(5)	(120)
Proceeds from sale of real estate owned	2	5
Other, net	4	10
Net Cash Provided by (Used in) Investing Activities, Continuing Operations	82	144
Proceeds from issuance of long-term debt, net of commissions	295	1,523
Proceeds from intercompany note payable	370	0
Repayments of Long-term Debt	(916)	(315)
Distributions to joint venture partners	(18)	(18)
Excess tax benefit from share-based compensation	1	0
Capital contributions from parent	10	0
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	(258)	1,190
Net Cash Provided by (Used in) Continuing Operations	44	1,545
Cash and cash equivalents	365	2,294	$ 321	$ 749
Scenario, Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net Income	198	34
Provision for finance receivable losses	94	86
Depreciation and amortization	20	17
Deferred income tax charge (benefit)	29	(14)
Share-based compensation expense, net of forfeitures	1	0
Net gain on sale of SpringCastle interests	(229)	0
Other	9	(7)
Other assets and other liabilities	36	72
Insurance claims and policyholder liabilities	(7)	(2)
Taxes receivable and payable	47	18
Accrued interest and finance charges	20	7
Restricted cash and cash equivalents not reinvested	1	0
Other, net	1	0
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	220	211
Net principal collections (originations) of finance receivables held for investment and held for sale	(30)	0
Proceeds on sales of finance receivables held for sale originated as held for investment	0	52
Proceeds from sale of SpringCastle interests	101	0
Cash advances on intercompany notes receivables	(112)	(28)
Principal collections on intercompany notes receivables	127	16
Available-for-sale securities purchased	(92)	(95)
Payments to Acquire Trading Securities Held-for-investment	(1)	(945)
Available-for-sale securities called, sold, and matured	78	56
Trading and other securities called, sold, and matured	10	1,193
Change in restricted cash and cash equivalents	(5)	(120)
Proceeds from sale of real estate owned	2	5
Other, net	4	10
Net Cash Provided by (Used in) Investing Activities, Continuing Operations	82	144
Proceeds from issuance of long-term debt, net of commissions	295	1,523
Proceeds from intercompany note payable	370	0
Repayments of Long-term Debt	(916)	(315)
Distributions to joint venture partners	(18)	(18)
Excess tax benefit from share-based compensation	1	0
Capital contributions from parent	10	0
Net Cash Provided by (Used in) Financing Activities, Continuing Operations	(258)	1,190
Net Cash Provided by (Used in) Continuing Operations	44	1,545
Cash and cash equivalents	$ 365	$ 2,294	$ 321